Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canadian
Current	$ 0	$ 0
Deferred	0	0
Total	0	0
Foreign
Canadian	1,804	36,423
Deferred	0	0
Total	1,804	36,423
Total
Canadian	1,804	36,423
Deferred	0	0
Income tax expense	$ 1,804	$ 36,423